Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 38,180,000
Previously Paid Amount	(0)
Total Fee Amount	5,272.66
Total Offset Amount	(0)
Net Fee	$ 5,272.66